Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	¥ 1,506	¥ 0	¥ 0
Aggregate amortization expenses for intangible assets	28,748	32,189	31,752
Estimated amortization expenses in fiscal 2022	30,129
Estimated amortization expenses in fiscal 2023	25,434
Estimated amortization expenses in fiscal 2024	21,525
Estimated amortization expenses in fiscal 2025	17,983
Estimated amortization expenses in fiscal 2026	14,747
Intangible assets subject to amortization acquired	38,325
Impairment losses on intangible assets		329	606
Write-downs of long-lived assets, not Impairment loss on intangible assets	3,020	3,043	2,418
Corporate Financial Services And Leasing
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	12
Write-downs of long-lived assets, not Impairment loss on intangible assets	2
Real Estate Segment
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	0
Write-downs of long-lived assets, not Impairment loss on intangible assets	217
ORIX USA
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	1,494	0	0
Write-downs of long-lived assets, not Impairment loss on intangible assets	414
PE Investment And Concession
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	0
Write-downs of long-lived assets, not Impairment loss on intangible assets	4
Environment and energy services
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	0
Write-downs of long-lived assets, not Impairment loss on intangible assets	2
Aircraft and Ships
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	¥ 0	¥ 0
Write-downs of long-lived assets, not Impairment loss on intangible assets	505
Software
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 13,693
Weighted average amortization period	5 years
Customer Relationships
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 19,304
Weighted average amortization period	17 years